Property, Plant and Equipment (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment:
Property, plant and equipment at January 1	€ 4,052,000
Property, plant and equipment at December 31	€ 4,159,000
Percentage of construction costs initially funded by entity	100.00%
Percentage of construction costs recognised as unbilled receivable	80.00%
Percentage of construction costs funded by lessor	80.00%
Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	€ 700,000	€ 457,000
Construction and laboratory equipment [Member] | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Additions	€ 2,000,000	€ 800,000